Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands						3 Months Ended	6 Months Ended
	Aug. 14, 2024	Jul. 03, 2024	Apr. 15, 2024	Mar. 21, 2024	Mar. 07, 2024	Jun. 30, 2024	Jun. 30, 2024	Aug. 02, 2024
Common Stock
Subsequent Event [Line Items]
Number of shares issued						1,999,490,000	6,259,130,000
GEM Agreement | Forecast | Common Stock
Subsequent Event [Line Items]
Number of shares sold			3,702,703
Net proceeds from sale of stock			$ 5,250
Subsequent Event [Member]
Subsequent Event [Line Items]
Payable To Vendor		$ 14,131
Payment Of Origination Fee		$ 3,500
Subsequent Event [Member] | Bridge Financing Warrant
Subsequent Event [Line Items]
Agreement Commitment Fee	$ 18,278
Subsequent Event [Member] | Delayed Draw Facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 40,000
Line of Credit Facility, Remaining Borrowing Capacity								5,000
Subsequent Event [Member] | CleanSpark Credit Agreement
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 55,919
Subsequent Event [Member] | Common Stock | Miners
Subsequent Event [Line Items]
Number of shares issued					556,937
Subsequent Event [Member] | GEM Agreement
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares		976,784
Subsequent Event [Member] | Evaluation Agreement | Miners
Subsequent Event [Line Items]
Miners purchased				$ 350